Derivative Financial Instruments - Summary of Credit Exposure of Derivative Financial Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2023		Oct. 31, 2022
Disclosure of financial assets [line items]
Notional amount		$ 8,014,739	[1]	$ 7,597,195
Credit risk amount	[2]	10,824	[1]	12,771
Credit equivalent amount	[2]	36,017	[1]	41,021
Risk Weighted Assets		10,488	[1]	12,748
Credit valuation adjustment [member]
Disclosure of financial assets [line items]
Risk Weighted Assets		4,703	[1]	6,422
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount		6,357,806	[1]	6,136,865
Credit risk amount	[2]	4,847	[1]	4,825
Credit equivalent amount	[2]	8,578	[1]	7,944
Risk Weighted Assets		704	[1]	695
Interest rate contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		470,447		205,283
Interest rate contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		517,248		481,009
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		445,831	[1]	205,283
Credit equivalent amount	[2]	17	[1]	10
Risk Weighted Assets	[1]	1
Interest rate contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		445,831		205,283
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount		92,773	[1]	132,996
Credit risk amount	[2]	128	[1]	311
Credit equivalent amount	[2]	59	[1]	93
Risk Weighted Assets		39	[1]	55
Interest rate contracts [member] | Forward contract [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount				305
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		5,701,549	[1]	5,714,698
Credit risk amount	[2]	4,678	[1]	4,331
Credit equivalent amount	[2]	8,322	[1]	7,655
Risk Weighted Assets		611	[1]	589
Interest rate contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		424,211		396,816
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		55,149	[1]	39,321
Credit risk amount	[2]	41	[1]	183
Credit equivalent amount	[2]	164	[1]	179
Risk Weighted Assets		49	[1]	50
Interest rate contracts [member] | Options purchased [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		12,829
Interest rate contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		42,320		39,321
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		62,504	[1]	44,567
Credit equivalent amount	[2]	16	[1]	7
Risk Weighted Assets		4	[1]	1
Interest rate contracts [member] | Options written [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		11,787
Interest rate contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		50,717		44,567
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount		1,440,886	[1]	1,250,546
Credit risk amount	[2]	3,243	[1]	4,403
Credit equivalent amount	[2]	16,230	[1]	17,071
Risk Weighted Assets		3,394	[1]	3,878
Foreign exchange and gold contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		21,336		14,880
Foreign exchange and gold contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		1,403,539		1,220,004
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount		21,336	[1]	14,880
Credit equivalent amount	[2]	388	[1]	253
Risk Weighted Assets		8	[1]	5
Foreign exchange and gold contracts [member] | Futures [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		21,336		14,880
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount		861,279	[1]	695,454
Credit risk amount	[2]	1,289	[1]	2,147
Credit equivalent amount	[2]	10,665	[1]	10,330
Risk Weighted Assets		1,993	[1]	2,273
Foreign exchange and gold contracts [member] | Swaps [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		861,279		695,454
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount		33,155	[1]	25,783
Credit risk amount	[2]	410	[1]	472
Credit equivalent amount	[2]	693	[1]	638
Risk Weighted Assets		218	[1]	172
Foreign exchange and gold contracts [member] | Options purchased [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		33,155		25,783
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount		37,292	[1]	26,716
Credit equivalent amount	[2]	26	[1]	16
Risk Weighted Assets		7	[1]	3
Foreign exchange and gold contracts [member] | Options written [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		37,292		26,716
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount		487,824	[1]	487,713
Credit risk amount	[2]	1,544	[1]	1,784
Credit equivalent amount	[2]	4,458	[1]	5,834
Risk Weighted Assets		1,168	[1]	1,425
Foreign exchange and gold contracts [member] | Spot and forwards [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		471,813		472,051
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount		216,047	[1]	209,784
Credit risk amount	[2]	2,734	[1]	3,543
Credit equivalent amount	[2]	11,209	[1]	16,006
Risk Weighted Assets		1,687	[1]	1,753
Other derivative contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		86,201		86,913
Other derivative contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		120,143		115,406
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount		127,703	[1]	119,962
Credit risk amount	[2]	1,102	[1]	636
Credit equivalent amount	[2]	7,747	[1]	6,534
Risk Weighted Assets		1,325	[1]	968
Other derivative contracts [member] | Equity derivatives [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		54,880		56,472
Other derivative contracts [member] | Equity derivatives [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		72,823		63,490
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount		27,961	[1]	27,034
Credit risk amount	[2]	130	[1]	271
Credit equivalent amount	[2]	60	[1]	415
Risk Weighted Assets		14	[1]	136
Other derivative contracts [member] | Credit Derivative [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		18,408		19,957
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount		60,383	[1]	62,788
Credit risk amount	[2]	1,502	[1]	2,636
Credit equivalent amount	[2]	3,402	[1]	9,057
Risk Weighted Assets		348	[1]	649
Other derivative contracts [member] | Commodity and other contracts [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount		31,321		30,441
Other derivative contracts [member] | Commodity and other contracts [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount		28,912		31,959
Settled through central counterparties [member]
Disclosure of financial assets [line items]
Notional amount	[3]	5,973,809	[1]	5,780,776
Credit equivalent amount	[2],[3]	8,334	[1]	12,285
Risk Weighted Assets	[3]	178	[1]	258
Settled through central counterparties [member] | Exchange Traded 1 [Member]
Disclosure of financial assets [line items]
Notional amount	[3]	577,984	[1]	307,076
Credit equivalent amount	[2],[3]	4,078	[1]	8,110
Risk Weighted Assets	[3]	93	[1]	175
Settled through central counterparties [member] | Over the Counter1 [member]
Disclosure of financial assets [line items]
Notional amount	[3]	5,395,825	[1]	5,473,700
Credit equivalent amount	[2],[3]	4,256	[1]	4,175
Risk Weighted Assets	[3]	$ 85	[1]	$ 83

[1]	Regulatory amounts reported in 2023 are under Revised Basel III requirements and are not directly comparable to amounts reported in 2022.
[2]	The amounts presented are net of collateral and master netting agreements at the product level. The total amounts relating to netting and collateral were $40,516 (2022 – $42,929) for CRA, and $87,034 (2022 – $84,431) for CEA.
[3]	Amounts are included under total derivatives above. Amounts include exposures settled directly through central counterparties and exposures settled through clearing members of central counterparties.